Revenue Information (Tables)	12 Months Ended
Dec. 31, 2022
Revenue from Contract with Customer [Abstract]
Disaggregation of Revenue

Revenues consist of the following:

	For the Year Ended December 31,
	2020	2021	2022
	US$	US$	US$
Revenues generated from group chatting services	122,978,167	208,163,650	214,992,171
Revenues generated from game services	11,949,243	64,971,258	88,611,351
Total revenues	134,927,410	273,134,908	303,603,522